Note 8 - Stockholders' Equity (Details) - Stock Options (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Note 8 - Stockholders' Equity (Details) - Stock Options [Line Items]
Outstanding (in Shares)	7,554,725	7,430,225		6,432,127		3,679,977
Outstanding	$ 1.46	$ 1.47		$ 1.58		$ 2.05
Outstanding (in Dollars)		$ 1,493,368	[1]	$ 1,846,040	[1]		[1]
Exercisable (in Shares)		4,416,292		2,386,909		1,501,659
Exercisable		$ 1.68		$ 2.13		$ 2.15
Exercisable (in Dollars)		$ 566,589	[1]	$ 205,000	[1]
Granted (in Shares)	417,000	1,219,500	[2]	3,097,400	[2]
Granted	$ 1.05	$ 1.43	[2]	$ 1.08	[2]
Exercised (in Shares)	(162,500)			(14,000)
Exercised	$ 0.88			$ 1.80
Cancelled or forfeited (in Shares)		(221,402)		(331,250)
Cancelled or forfeited		$ 4.33		$ 2.14
Minimum [Member]
Note 8 - Stockholders' Equity (Details) - Stock Options [Line Items]
Outstanding		$ 0.88		$ 0.88		$ 0.88
Exercisable		$ 0.88		$ 0.88		$ 0.88
Granted		$ 1.09	[2]	$ 1.00	[2]
Exercised				$ 1.80
Cancelled or forfeited		$ 1.00		$ 1.80
Maximum [Member]
Note 8 - Stockholders' Equity (Details) - Stock Options [Line Items]
Outstanding		$ 9.64		$ 9.64		$ 9.64
Exercisable		$ 9.64		$ 9.64		$ 9.64
Granted		$ 1.75	[2]	$ 2.13	[2]
Exercised				$ 9.64
Cancelled or forfeited		$ 9.64		$ 9.64

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.
[2]	All options granted during the years ended December 31, 2012 and 2013 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant, except for 200,000 options granted in December 2013 that have an exercise price of $1.75, which was deemed to be above market.